OPERATIONAL CONTEXT	12 Months Ended
Dec. 31, 2024
OPERATIONAL CONTEXT
OPERATIONAL CONTEXT

NOTE 1 – OPERATIONAL CONTEXT

Centrais Elétricas Brasileiras S.A., “Eletrobras” or “Controlling Company”, is a publicly-traded corporation, located in Rio de Janeiro (RJ), registered with the Brazilian Securities Commission (CVM) and the Securities and Exchange Commission (SEC), with shares traded on the Brazil (B3) and New York (NYSE) stock exchanges.

Eletrobras (jointly with its subsidiaries “Company”), carries out the activities of generation, transmission and sale of electricity, through the construction and operation of energy plants, transmission lines and commercialization of electricity. In addition, it promotes and supports research of its business interest in the energy sector, as well as studies on the use of reservoirs for multiple purposes, prospecting and development of alternative generation sources, incentives for rational and sustainable use and implementation of intelligent electric grid.

After the privatization and gradual capacity release of its hydroelectric plants, Eletrobras has been structuring to commercialize its energy, characterized by predictable and dispatchable generation, suitable for the retail of electricity market.

In the context of strengthening its operations in the commercialization of electricity, Eletrobras has entered into strategic partnerships with the purpose of expanding its presence in the free energy market.

In view of the expansion of commercialization, Eletrobras shareholders, at an Extraordinary General Meeting (EGM) in February 2025, approved, among others, the statutory amendment that details its corporate purpose, including the type of retailer for the commercialization of electricity.

All of the Company’s efforts are reflected in the management of its assets, as detailed in Explanatory Note 19, especially with regard to the identification of its cash-generating units (CGU).

Eletrobras also holds control of Eletrobras Participações S.A. – Eletropar (in the process of merge), as well to direct and indirect investments in 63 Special Purpose Entities (SPE), all dedicated to the generation and transmission of electricity.

The issuance of these financial statements was approved by the Board of Directors on April 17, 2025.